OPERATING LEASE	12 Months Ended
Dec. 31, 2025
OPERATING LEASE
OPERATING LEASE

13. OPERATING LEASE

The Group has operating leases primarily for office and operation space. The Group’s operating lease arrangements have remaining terms of one year to eight years with no variable lease costs.

The Group performed evaluations of its contracts and determined that each of its identified leases is operating lease. The components of operating lease expense were as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease costs	18,472	12,907	10,461
Expenses for short-term lease within 12 months	1,155	1,266	968
Total lease cost	19,627	14,173	11,429

Supplemental balance sheet information related to leases is as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Operating lease right-of-use assets	25,655	21,550

Operating lease liabilities - current	8,966	9,945
Operating lease liabilities - non-current	17,458	12,987
Total lease liabilities	26,424	22,932

Supplemental cash flow information related to leases is as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities	20,187	13,444	9,594
Right-of-use assets obtained in exchange for operating lease liabilities	4,168	9,858	5,887

Weighted average remaining lease term (year)	4.63	5.61	5.01
Weighted average discount rate	4.73%	3.92%	3.81%

Maturities of lease liabilities are as follows:

As of December 31, 2025
RMB
2026	10,631
2027	5,033
2028	1,579
2029	1,475
2030 and after	6,636
Total undiscounted operating lease payments	25,354
Less: imputed interest	(2,422)
Total	22,932